PROVISIONS - Summary of Provisions Reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Beginning balance	£ 611
Additional provisions (See Note 8)	693
Provisions released (See Note 8)	(98)
Utilisation and other	(576)
Recharge	14
Reclassification from provisions to other assets	39
Ending balance	683	£ 611
Customer remediation
Disclosure of other provisions [line items]
Beginning balance	348
Additional provisions (See Note 8)	198
Provisions released (See Note 8)	(2)
Utilisation and other	(76)
Recharge	0
Reclassification from provisions to other assets	0
Ending balance	468	348
Litigation and other regulatory
Disclosure of other provisions [line items]
Beginning balance	112
Additional provisions (See Note 8)	40
Provisions released (See Note 8)	(83)
Utilisation and other	(31)
Recharge	0
Reclassification from provisions to other assets	0
Ending balance	38	112
Regulatory levies and fees
Disclosure of other provisions [line items]
Beginning balance	2
Additional provisions (See Note 8)	95	44
Provisions released (See Note 8)	0
Utilisation and other	(91)
Recharge	0
Reclassification from provisions to other assets	0
Ending balance	6	2
Bank Levy
Disclosure of other provisions [line items]
Beginning balance	4
Additional provisions (See Note 8)	36
Provisions released (See Note 8)	0
Utilisation and other	(74)
Recharge	14
Reclassification from provisions to other assets	39
Ending balance	19	4
Property
Disclosure of other provisions [line items]
Beginning balance	28
Additional provisions (See Note 8)	18
Provisions released (See Note 8)	(2)
Utilisation and other	(13)
Recharge	0
Reclassification from provisions to other assets	0
Ending balance	31	28
ECL on undrawn facilities and guarantees
Disclosure of other provisions [line items]
Beginning balance	85
Additional provisions (See Note 8)	5
Provisions released (See Note 8)	(7)
Utilisation and other	0
Recharge	0
Reclassification from provisions to other assets	0
Ending balance	83	85
Restructuring
Disclosure of other provisions [line items]
Beginning balance	18
Additional provisions (See Note 8)	93
Provisions released (See Note 8)	0
Utilisation and other	(90)
Recharge	0
Reclassification from provisions to other assets	0
Ending balance	21	18
Other
Disclosure of other provisions [line items]
Beginning balance	14
Additional provisions (See Note 8)	208
Provisions released (See Note 8)	(4)
Utilisation and other	(201)
Recharge	0
Reclassification from provisions to other assets	0
Ending balance	£ 17	£ 14